Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Current tax expense (recovery)	$12,039	$31,165	$14,471	$39,106
Deferred tax expense (recovery)	(8,241)	(2,619)	(9,755)	(4,078)
Tax expense (recovery)	$3,798	$28,546	$4,716	$35,028

Schedule of Reconciliation of the Statutory Income Tax Rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Income (loss) before tax	$79,327	$157,805	$28,788	$111,950
Multiplied by the statutory income tax rates	26.39%	26.40%	26.39%	26.40%
	20,934	41,661	7,597	29,555
Income tax recorded at rates different from the Canadian tax rate	(3,508)	(6,287)	(4,695)	(7,874)
Permanent differences	(8,074)	(14,502)	3,034	(2,269)
Effect of temporary differences not recognized as deferred tax assets	(16,307)	8,272	(12,767)	18,563
Foreign taxes	(669)	—	(134)	—
Change in estimates related to prior periods	90	182	90	38
Foreign exchange	10,918	(832)	11,177	(3,037)
Other	414	52	414	52
Tax expense (recovery)	$3,798	$28,546	$4,716	$35,028
Effective income tax rate	4.79%	18.09%	16.38%	31.29%